Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 27, 2021
Document Effective Date	Jul. 29, 2021
Prospectus Date	Jul. 29, 2021
Trend Aggregation U.S. Equity ETF | Trend Aggregation U.S. Equity ETF
Prospectus [Line Items]
Trading Symbol	TAEQ
Trend Aggregation ESG ETF | Trend Aggregation ESG ETF
Prospectus [Line Items]
Trading Symbol	TEGS
The Active Dividend Stock ETF | The Active Dividend Stock ETF
Prospectus [Line Items]
Trading Symbol	TADS
Trend Aggregation Growth ETF | Trend Aggregation Growth ETF
Prospectus [Line Items]
Trading Symbol	TAAG